Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. (the “Company” or “Euroseas”) was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On June 28, 2005, the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company. On June 29, 2005, Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus becoming the sole shareholder of Euroseas Ltd. at that time. In January 2007, the Company pursued a public offering and its common shares started trading on the Nasdaq Global Market under the ticker symbol “ESEA” on January 31, 2007 and since June 26, 2015, its common shares trade on the Nasdaq Capital Market.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note 8).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Family United Navigation Co., which, in turn, collectively own 59.3% of the Company’s shares as of December 31, 2023.

As of  December 31, 2023, the Company had a working capital surplus of $14.8 million. For the year ended  December 31, 2023, the Company reported a net income of $114.5 million and generated net cash from operating activities of $130.0 million. The Company’s cash balance amounted to $58.6 million, while cash in restricted and retention accounts amounted to $5.7 million as of  December 31, 2023. As noted in Note 4 below, the Company entered into agreements for the construction of nine container carriers, two of which were delivered to the Company during 2023 and seven of which are expected to be delivered within 2024. For the construction of the remaining seven vessels an amount of $198.0 million is payable in the twelve-month period ending  December 31, 2024. All the payments are guaranteed by the Company. In February 2024, the Company received an amount of $27.0 million through the sale and lease back financing transaction in connection with the delivery of the vessel M/V “Tender Soul” (see Note 19). In addition, in April 2024, the Company received an amount of $22.0 million through new mortgage debt financing in connection with the delivery of M/V “Leonidas Z” and entered into a committed term sheet for the financing of M/V “Monica” and M/V “Stephania”, for a total of up to $45.0 million in respect of these two newbuilding vessels that are expected to be delivered to the Company in the second quarter of 2024 (see Note 19). The Company intends to fund its working capital requirements and capital commitments via cash on hand and cash flows from operations and funds from new mortgage debt financing for the vessels under construction. In the event that these sources are not sufficient, the Company  may also use funds from new mortgage debt financing for the seven unencumbered vessels that the Company owns, debt refinancing, debt balloon payment refinancing, proceeds from its on-going at-the-market offering and other equity offerings and sell vessels or the newbuilding contracts themselves (where equity and liquidity will be released), if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company is engaged in the ocean transportation of containers through ownership and operation of container carrier ship-owning companies. Details of the Company’s wholly owned subsidiaries for the year ended December 31, 2023, are set out below:

a)	Subsidiaries owning vessels in operation

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Noumea Shipping Ltd, incorporated in the Republic of Marshall Islands on May 14, 2008, owner of the Marshall Islands flag 34,677 DWT / 2,556 TEU container carrier M/V “Evridiki G” (previously named “Maersk Noumea”), which was built in 2001 and acquired on May 22, 2008.

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Joanna Maritime Ltd., incorporated in the Republic of Liberia on June 10, 2013, owner of the Liberian flag 22,301 DWT / 1,732 TEU container carrier M/V “Joanna”, which was built in 1999 and acquired on July 4, 2013.

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Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on August 19, 2016, owner of the Panamanian flag 18,581 DWT / 1,439 TEU container carrier M/V “Aegean Express”, which was built in 1997 and acquired on September 29, 2016.

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Gregos Shipping Ltd., incorporated in the Republic of Liberia on May 25, 2017, owner of the Liberian flag 35,600 DWT / 2,788 TEU container carrier M/V “EM Astoria”, which was built in 2004 and acquired on June 20, 2017.

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Corfu Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 34,654 DWT / 2,556 TEU container carrier M/V “EM Corfu”, which was built in 2001 and acquired on October 29, 2017.

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Diamantis Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 30,360 DWT / 2,008 TEU container carrier M/V “Diamantis P”, which was built in 1998 and acquired on August 2, 2019.

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Hydra Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 23,351 DWT / 1,740 TEU container carrier M/V “EM Hydra”, which was built in 2005 and acquired on August 2, 2019.

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Spetses Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 23,224 DWT / 1,740 TEU container carrier M/V “EM Spetses”, which was built in 2007 and acquired on August 7, 2019.

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Kea Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 42,165 DWT / 3,100 TEU container carrier M/V “EM Kea”, which was built in 2007 and acquired on August 7, 2019.

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Antwerp Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Marshall Islands flag 50,726 DWT / 4,253 TEU container carrier M/V “Synergy Antwerp”, which was built in 2008 and acquired on November 19, 2019.

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Keelung Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Cypriot flag 50,969 DWT / 4,253 TEU container carrier M/V “Synergy Keelung”, which was built in 2009 and acquired on November 18, 2019.

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Oakland Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Cypriot flag 50,787 DWT / 4,253 TEU container carrier M/V “Synergy Oakland”, which was built in 2009 and acquired on November 19, 2019.

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Busan Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Marshall Islands flag 50,726 DWT / 4,253 TEU container carrier M/V “Synergy Busan”, which was built in 2009 and acquired on November 21, 2019.

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Jonathan Shipowners Ltd., incorporated in the Republic of Liberia on August 25, 2021, owner of the Liberian flag 23,357 DWT / 1,740 TEU container carrier M/V “Jonathan P”, which was built in 2006 and acquired on October 18, 2021.

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Marcos Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 27, 2021, owner of the Panamanian flag 72,968 DWT / 6,350 TEU container carrier M/V “Marcos V”, which was built in 2005 and acquired on December 14, 2021.

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Gregos Maritime Ltd., incorporated in the Republic of the Marshall Islands on December 14, 2020, entered on June 29, 2021, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4201). The vessel was delivered to the Company on April 6, 2023.

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Terataki Shipping Ltd., incorporated in the Republic of the Marshall Islands on  June 25, 2021, entered on  June 29, 2021, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4202). The vessel was delivered to the Company on July 6, 2023.

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Emmanuel Shipping Ltd., incorporated in the Republic of the Marshal Islands on April 27, 2022, owner of the Marshal Islands flag 50,796 DWT / 4,250 TEU container carrier M/V “Emmanuel P”, which was built in 2005 and acquired on May 24, 2022.

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Rena Shipping Ltd., incorporated in the Republic of the Marshal Islands on April 27, 2022, owner of the Marshal Islands flag 50,796 DWT / 4,250 TEU container carrier M/V “Rena P”, which was built in 2007 and acquired on June 27, 2022.

b)	Subsidiaries owning vessels under construction

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Tender Soul Shipping Ltd., incorporated in the Republic of the Marshall Islands on  January 27, 2022, entered on  January 28, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4236). The vessel was delivered to the Company on February 6, 2024.

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Leonidas Shipping Ltd., incorporated in the Republic of the Marshall Islands on  January 27, 2022, entered on  January 28, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4237). The vessel was delivered to the Company on April 25, 2024.

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Monica Shipowners Ltd., incorporated in the Republic of Liberia on  March 15, 2022, entered on  March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4248). The vessel is expected to be delivered in the second quarter of 2024.

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Stephania Shipping Ltd., incorporated in the Republic of Liberia on  March 15, 2022, entered on  March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4249). The vessel is expected to be delivered in the second quarter of 2024.

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Pepi Shipping Ltd., incorporated in the Republic of Liberia on  March 15, 2022, entered on  March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4250). The vessel is expected to be delivered in the second quarter of 2024.

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Dear Panel Shipping Ltd., incorporated in the Republic of Liberia on May 20, 2022, entered on May 20, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4251). The vessel is expected to be delivered in the fourth quarter of 2024.

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Symeon Shipping Ltd., incorporated in the Republic of Liberia on May 20, 2022, entered on May 20, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4252). The vessel is expected to be delivered in the fourth quarter of 2024.

c)	Non-vessel owning subsidiaries

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Manolis Shipping Ltd., incorporated in the Republic of Marshall Islands on March 16, 2007, owner of the Marshall Islands flag 20,346 DWT / 1,452 TEU container carrier M/V “Manolis P”, which was built in 1995 and acquired on April 12, 2007. The vessel was sold on July 2, 2020.

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Athens Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 32,350 DWT / 2,506 TEU container carrier M/V “EM Athens”, which was built in 2000 and acquired on September 29, 2017. The vessel was sold on November 9, 2020.

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Oinousses Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 32,350 DWT / 2,506 TEU container carrier M/V “EM Oinousses”, which was built in 2000 and acquired on October 23, 2017. The vessel was sold on July 17, 2020.

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Bridge Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 71,366 DWT / 5,610 TEU container carrier M/V “Akinada Bridge”, which was built in 2001 and acquired on December 21, 2017. The vessel was sold on January 9, 2023.

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Eurocon Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Antwerp Shipping Ltd., Busan Shipping Ltd., Corfu Navigation Ltd., Gregos Shipping Limited, Hydra Shipowners Ltd., Joanna Maritime Ltd., Jonathan John Shipping Ltd., Kea Shipowners Ltd., Keelung Shipping Ltd., Noumea Shipping Ltd., Oakland Shipping Ltd. and Spetses Shipowners Ltd.

●	Argonaut Sponsor LLC and Argonaut Acquisition Corporation are dormant entities incorporated in the State of Delaware on February 11, 2022.

During the years ended December 31, 2021, 2022 and 2023, the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2021	2022	2023
Zim Integrated Shipping Services Ltd.	-	21%	23%
Maersk Line A/S	21%	21%	23%
Sealand Maersk Asia Pte. Ltd.	-	21%	15%
Asyad Line LLC	-	-	11%
CMA CGM, Marseille	24%	11%	10%
Vasi Shipping Pte. Ltd., Singapore	15%	-	-